Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows used in operating activities
Net loss from continuing operations during the period	$ (17,874)	$ (26,599)
Net income (loss) from discontinued operations during the year	485	(26,383)
Adjustments to reconcile net loss to cash flows used in operating activities:
Finance costs and foreign exchange	855	6,129
Gain from disposition of capital and intangible assets		(335)
Loss (gain) on sale of discontinued operations (note 3)	600	(10,698)
Change in fair value of financial instruments measured at fair value through profit or loss (note 6)	(1,307)	(1,556)
Impairment losses		341
Loss on extinguishment of liabilities (note 7)	212
Provision expense (note 5)	(1,028)	21,928
Share-based payments expense (note 8b)	1,156	1,845
Depreciation of capital assets	170	1,121
Depreciation of right-of-use assets	252	736
Amortization of intangible assets	141	922
Cash flows (used in) from operations before changes in working capital	(16,338)	(32,549)
Change in non-cash working capital items	2,515	2,902
Cash flows (used in) from operating activities	(13,823)	(29,647)
Cash flows used in financing activities
Repayment of principal on long-term debt (note 7)	(39,123)
Repayment of interest on long-term debt		(973)
Payments of principal on lease liabilities (note 4)	(294)	(3,752)
Payment of interest on lease liabilities (note 4)	(98)	(1,251)
Debt, share and warrants issuance and repayment costs (note 7)	(40)	(158)
Cash flows used in financing activities	(39,555)	(6,134)
Cash flows from investing activities
Additions to capital assets	(13)	(208)
Additions to intangible assets	(3)	(118)
Proceeds from sale of discontinued operations business		21,400
Transaction costs paid relating to the sale of discontinued operation business		(265)
Proceeds from disposal of capital assets		49
Release of restricted cash		161
Interest received	142	39
Cash flows (used in) from investing activities	126	21,058
Net change in cash and cash equivalent during the period	(53,252)	(14,723)
Net effect of currency exchange rate on cash and cash equivalents	567	(704)
Cash, beginning of period	108,490	45,075
Cash and cash equivalents, end of the period	55,805	29,648
Comprising of:
Cash	42,914	29,648
Cash equivalents	12,891
Total cash and cash equivalents	$ 55,805	$ 29,648